Fixed Assets - Vessel acquisitions (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Consideration	$ 1,200,981	$ 451,598	$ 139,781
Debt (Note 8)	2,598,320	1,690,449
Advances	54,000	174,400
Vessels, net	1,150,782	840,662
Above market acquired charters (Note 7)	58,254	67,227
Below market acquired charters (Note 7)	$ (5,036)	(94,889)
LNG/ C Axios II [Member]
Property, Plant and Equipment [Line Items]
Delivery Date	January 2, 2024
Consideration	$ 314,000
Debt (Note 8)	190,000
Umbrella Seller's Credit (Note 8)	92,600
Advances	31,400
Cash	$ 0
L N G Assos [Member]
Property, Plant and Equipment [Line Items]
Delivery Date	May 31, 2024
Consideration	$ 277,000
Debt (Note 8)	240,000
Umbrella Seller's Credit (Note 8)	0
Advances	27,700
Cash	$ 9,300
L N G Aktoras [Member]
Property, Plant and Equipment [Line Items]
Delivery Date	June 5, 2024
Consideration	$ 311,000
Debt (Note 8)	240,000
Umbrella Seller's Credit (Note 8)	39,900
Advances	31,100
Cash	$ 0
L N G Apostolos [Member]
Property, Plant and Equipment [Line Items]
Delivery Date	June 28, 2024
Consideration	$ 302,000
Debt (Note 8)	192,000
Umbrella Seller's Credit (Note 8)	2,264
Advances	30,200
Cash	77,536
Total [Member]
Property, Plant and Equipment [Line Items]
Consideration	1,204,000	475,000
Debt (Note 8)	862,000	392,000
Umbrella Seller's Credit (Note 8)	134,764
Advances	120,400	24,000
Cash	86,836	$ 59,000
LNG Axios II LNG Assos LNG Aktoras LNG Apostolos [Member] | Umbrella Agreement [Member]
Property, Plant and Equipment [Line Items]
Consideration	$ 1,204,000